Loss before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation of property, plant and equipment	¥ 0	¥ 0	¥ 2,903
Amortization of intangible asset	0	0	1
Amortization of right-of-use asset	520	250	0
Directors
Salaries and related costs	1,308	1,581	552
Social benefits contribution	0	41	0
Key management personnel (other than directors)
Salaries and related costs	360	360	1,317
Social benefits contribution	0	0	10
Other than directors and key management personnel
Salaries and related costs	1,686	1,404	605
Social benefits contribution	¥ 0	¥ 23	¥ 14